Due to banks and correspondents - Loan received from foreign entities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Loan Received From Foreign Entities	S/ 3,223,243	S/ 3,304,169
Standard Chartered London [Member] | UNITED KINGDOM
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 1,055,140	1,055,140
Caixabank S.A. Barcelona [Member] | SPAIN
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2027 / 2025
Loan Received From Foreign Entities	S/ 454,005	169,380
China Development Bank Hong Kong Branch [Member] | CHINA
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2027
Loan Received From Foreign Entities	S/ 336,300	376,400
Citigroup Global Markets Inc. [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 289,867	289,867
Bank of America NA San Francisco Branch [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2027
Loan Received From Foreign Entities	S/ 269,040	0
Sumitomo Mitsui Banking [Member] | Japan
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 235,410	263,480
BMO Capital Markets Corp. [Member] | Canada
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026/2025
Loan Received From Foreign Entities	S/ 232,047	188,200
Bank of China Ltd Grand Cayman Branch [Member] | Grand Cayman
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2027
Loan Received From Foreign Entities	S/ 168,150	0
Wells Fargo Bank Na New York Branch [Member]
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 100,890	0
Bank J. Safra Sarasin [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026 / 2025
Loan Received From Foreign Entities	S/ 82,394	77,162
Standard Chartered Bank Hong Kong Ltd. [Member] | CHINA
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 0	263,480
Banco del Estado de Chile [Member] | CHILE
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 0	244,660
Banco Bilbao Vizcaya Argentaria NY Branch [Member] | SPAIN
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 0	188,200
Commerzbank Ag Frankfurt [Member] | GERMANY
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 0	75,280
Standard Chartered Bank NY [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 0	75,280
Citibank NA New York [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 0	S/ 37,640